Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 200
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
    The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$640,266,510	$540,492,947
Amounts allocated to withdrawing participants	(537,569)	(417,535)
Net assets available for benefits per the Form 5500	$639,728,941	$540,075,412
The following is a reconciliation of the net increase in net assets available for benefits per the financial statements to the Form 5500:

December 31, 2025
Net increase in net assets available for benefits per the financial statements	$99,773,563
Less: Amounts allocated to withdrawing participants at December 31, 2025 (not yet paid)	(537,569)
Add: amounts allocated to withdrawing participants at December 31, 2024	417,535
Net increase in net assets available for benefits per the Form 5500	$99,653,529